Subsequent Events - Additional Information (Detail) - USD ($)			2 Months Ended	12 Months Ended
	Feb. 25, 2026	Jan. 16, 2026	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Proceeds from exercise of warrants				$ 2,704,477	$ 5,852,396	$ 0
Subsequent Event [Member] | At The Market Offering [Member]
Subsequent Event [Line Items]
Common stock shares issued	1,100,000
Common stock	$ 1,600,000
Aggregate offering value	$ 98,000,000
Subsequent Event [Member] | Clean Fury [Member]
Subsequent Event [Line Items]
Payments to acquire productive assets		$ 22,900,000
ClassB2Warrants [Member] | Subsequent Event [Member] | Cash Exercise Of Warrants [Member]
Subsequent Event [Line Items]
Common stock shares issued			140,000
ClassC2Warrants [Member] | Subsequent Event [Member] | Cash Exercise Of Warrants [Member]
Subsequent Event [Line Items]
Common stock shares issued			1,107,500
Class B2,C2 and E Warrant [Member] | Subsequent Event [Member] | Cash Exercise Of Warrants [Member]
Subsequent Event [Line Items]
Common stock shares issued			2,031,605
Proceeds from exercise of warrants			$ 1,900,000
Class E Warrant [Member] | Subsequent Event [Member] | Cash Exercise Of Warrants [Member]
Subsequent Event [Line Items]
Common stock shares issued			571,105
Class E Warrant [Member] | Subsequent Event [Member] | Cashless Exercise Of Warrants [Member]
Subsequent Event [Line Items]
Common stock shares issued			213,000